MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Revenues
The following table presents total revenues for the years ended December 31, 2016, 2015 and 2014, respectively:

	Year ended December 31,
	2016	2015	2014

USA	$222,597	$223,341	$185,583
Australia (including New Zealand)	130,910	110,290	107,539
Canada	85,740	70,739	57,898
Israel	42,545	39,645	41,286
Europe	25,606	23,949	23,109
Rest of World	31,145	31,551	31,987

	$538,543	$499,515	$447,402

Schedule of Long-Lived Assets
The following table presents total long-lived assets as of December 31, 2016 and 2015:

	December 31,
	2016	2015

Israel	$90,924	$88,658
Australia	1,971	1,657
USA	128,099	133,481
Canada	1,660	1,548
Rest of World	164	94

	$222,818	$225,438